Related Party Transactions - Schedule of Related Party Transaction Due From Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 16,736	$ 11,853
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	8,450	$ 11,853
Unigas Pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	8,049
Dan Unity [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	109
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 128